Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 Shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In response to Item 402(x)(1) of Regulation S-K, while we do not have a formal written policy in place with regard to the timing of awards of stock options, Stock Appreciation Rights or similar option-like instruments in relation to the disclosure of material nonpublic information, our Board and the Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	we do not have a formal written policy in place with regard to the timing of awards of stock options, Stock Appreciation Rights or similar option-like instruments in relation to the disclosure of material nonpublic information, our Board and the Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities	431,489
Exercise Price | $ / shares	$ 0.92
Stock Appreciation Rights (SARs)
Awards Close in Time to MNPI Disclosures
Underlying Securities	143,830
Edward Woo [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Edward Woo
Underlying Securities	5,000
Exercise Price | $ / shares	$ 7
Edward Woo [Member] | Stock Appreciation Rights (SARs)
Awards Close in Time to MNPI Disclosures
Underlying Securities	0
Clifford Starke [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Clifford Starke
Underlying Securities	857,221
Exercise Price | $ / shares	$ 1.21
Clifford Starke [Member] | Stock Appreciation Rights (SARs)
Awards Close in Time to MNPI Disclosures
Underlying Securities	171,444